SHAREHOLDERS' EQUITY (Schedule of Authorized, Issued and Outstanding Share Capital) (Details) - ₪ / shares	Dec. 31, 2019	Dec. 31, 2018
Stockholders' Equity Attributable to Parent [Abstract]
Ordinary shares, par value	₪ 3.0	₪ 3.0
Number of shares, Authorized	10,000,000	10,000,000
Number of shares, Issued	4,380,268	2,028,552
Number of shares, Outstanding	4,380,268	2,028,552